Stockholders' Equity	12 Months Ended
Jan. 03, 2021
Share-based Payment Arrangement [Abstract]
Stockholders' Equity	Stockholders' Equity
Purchase of Treasury Stock
In 2018, the Company's board of directors approved a share repurchase program for up to 1,500,000 shares of the Company's common stock. In 2019, the Company's board of directors approved increases to the share repurchase program of an additional 1,500,000 shares of the Company's common stock for an aggregate approval of 3,000,000 shares of the Company's common stock. Under the share repurchase program, shares may be repurchased from time to time in open market transactions at prevailing market prices, in privately negotiated transactions or by other means in accordance with federal securities laws, including Rule 10b-18 under the Securities Exchange Act of 1934, as amended. The share repurchase program has no time limit and may be modified, suspended, superseded or terminated at any time by the Company's board of directors. The Company repurchased 500,000 shares of common stock valued at approximately $3.7 million and 1,381,137 shares of common stock valued at approximately $14.3 million during the twelve months ended January 3, 2021, and December 29, 2019, respectively. The shares repurchased in 2020 were purchased on or before March 12, 2020. The repurchased shares are held as treasury stock at cost. The Company's new senior credit facility prohibits share repurchases, and the Company currently does not intend to repurchase additional shares of its common stock for the foreseeable future.
Stock-Based Compensation
The Company established the Fiesta Restaurant Group, Inc. 2012 Stock Incentive Plan (the "Fiesta Plan") in order to be able to compensate its employees and directors by issuing stock options, stock appreciation rights, or stock awards to them under this plan. The aggregate number of shares of stock authorized for grants or awards under the Fiesta Plan is 3,300,000. As of January 3, 2021, there were 676,853 shares available for future grants or awards under the Fiesta Plan.
During the years ended January 3, 2021; December 29, 2019; and December 30, 2018, the Company granted certain employees, and in 2019 and 2018 a consultant, in the aggregate 422,446, 243,948, and 161,791 non-vested restricted shares, respectively, under the Fiesta Plan. Shares granted to employees during the years ended January 3, 2021; December 29, 2019; and December 30, 2018, vest and become non-forfeitable over a four-year vesting period. The shares granted to the consultant vest over a three-year vesting period. Additionally, during the year ended January 3, 2021, the Company granted certain employees 366,445 non-vested restricted shares that fully vest and become non-forfeitable after two years. The weighted average fair value at the grant date for restricted non-vested shares issued during the years ended January 3, 2021; December 29, 2019; and December 30, 2018, was $9.33 per share, $13.06 per share, and $18.70 per share, respectively.
During the years ended January 3, 2021; December 29, 2019; and December 30, 2018, the Company granted non-employee directors 79,260, 43,054, and 31,146 non-vested restricted shares, respectively, under the Fiesta Plan. The weighted average fair value at the grant date for restricted non-vested shares issued to directors during the twelve months ended January 3, 2021; December 29, 2019; and December 30, 2018, was $8.16 per share, $12.66 per share, and $20.71 per share, respectively. These shares vest and become non-forfeitable over a one-year vesting period, or for certain grants to new directors, over a five-year vesting period.
During the years ended December 29, 2019 and December 30, 2018, the Company also granted certain employees 15,348 and 112,169 restricted stock units, respectively, under the Fiesta Plan subject to continued service requirements and market performance conditions.
•During the year ended and December 30, 2018, the Company granted certain executives 112,169 restricted stock units which vest in three tranches over a three-year vesting period subject to continued service and attainment of specified share price of the Company's common stock. Each tranche vests by the end of a one-year period if the specified target stock price condition for that year is met. If the specified target stock price condition for any tranche is not met for the year, the cumulative unearned units will be rolled over to subsequent tranches on a pro rata basis. The number of shares into which these restricted stock units convert ranges from no shares, if the service and market performance conditions are not met, to 112,169 shares, if the service and market performance conditions are met in the third year. The weighted average fair value at grant date for the restricted stock units granted to executives in the year ended December 30, 2018 was $6.96 per share.
•During the year ended December 29, 2019, the Company granted a certain executive 15,348 restricted stock units, which vest in two tranches over a two-year vesting period subject to continued service and attainment of specified share price of the Company's common stock. Each tranche vests by the end of a one-year period if the specified target stock price condition for that year is met. If the specified target stock price condition for the first tranche is not met for the year, the cumulative unearned units will be rolled over to the subsequent tranche. The number of shares into which these restricted stock units convert ranges from no shares, if the service and market performance conditions are not met, to 15,348 shares, if the service and market performance conditions are met in the last vesting period. The weighted average fair value at grant date for the restricted stock units granted in the year ended December 29, 2019 was $1.76 per share.
Stock-based compensation expense is measured at the grant date based on the fair value of the award and is recognized as expense over the applicable requisite service period of the award (the vesting period) using the straight-line method, or for restricted stock units subject to market performance conditions using the accelerated method. Stock-based compensation expense from continuing operations for the years ended January 3, 2021; December 29, 2019; and December 30, 2018, was $2.8 million, $2.4 million, and $3.0 million, respectively. Stock-based compensation expense from discontinued operations for the years ended January 3, 2021; December 29, 2019; and December 30, 2018, was $0.7 million, $0.5 million, and $0.4 million, respectively. As of January 3, 2021, the total unrecognized stock-based compensation expense related to non-vested shares and restricted stock units was approximately $7.9 million. At January 3, 2021, the remaining weighted average vesting period for non-vested restricted shares was 2.3 years and restricted stock units was 0.2 years.
A summary of all non-vested restricted shares and restricted stock units activity for the year ended January 3, 2021, is as follows:

	Non-Vested Shares		Restricted Stock Units
	Shares	Weighted Average Grant Date Fair Value	Units	Weighted Average Grant Date Fair Value
Outstanding at December 29, 2019	355,605	$15.47	176,362	$9.42
Granted	868,151	9.22	—	—
Vested/Released	(179,805)	15.22	(747)	32.44
Forfeited	(52,275)	11.86	(25,030)	8.33
Outstanding at January 3, 2021	991,676	$10.26	150,585	$9.49
The fair value of the non-vested restricted shares and all other restricted stock units is based on the closing price on the date of grant. The fair value of the restricted stock units subject to market conditions was estimated using the Monte Carlo simulation method. The assumptions used to value grant restricted stock units subject to market conditions are detailed below:

	2019	2018
	Non-CEO Grant	Non-CEO Grant
Grant date stock price	$14.66	$18.70
Fair value at grant date	$1.76	$6.96
Risk free interest rate	2.53%	2.40%
Expected term (in years)	2	3
Dividend yield	—%	—%
Expected volatility	43.18%	41.49%
The fair value of the shares vested and released during the years ended January 3, 2021; December 29, 2019; and December 30, 2018, was $1.2 million, $1.8 million, and $2.5 million, respectively.